Subsequent events, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended			12 Months Ended
	Jan. 15, 2019	Feb. 09, 2018	Mar. 15, 2019	Feb. 15, 2019	Feb. 15, 2018	Dec. 31, 2018	Jan. 09, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Preferred stock shares outstanding						350		389
Restricted stock award, shares		161,700				161,700
Restricted common stock award, value		$ 380			$ 5,000
Percentage of shares that will vest on the grant date		33.00%
Percentage of shares vesting after grant date		66.00%				66.00%
Restricted common stock, award vesting period		2 years
Executive Officers And Non Executive Directors [Member]
Subsequent Event [Line Items]
Percentage of shares that will vest on the grant date					33.00%
Percentage of shares vesting after grant date					66.00%
Restricted common stock, award vesting period					2 years
Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares outstanding						250		289
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum aggregate authorized share repurchase amount							$ 6,000
Subsequent Event [Member] | Executive Officers And Non Executive Directors [Member]
Subsequent Event [Line Items]
Restricted stock award, shares				5,747,786
Restricted common stock award, value				$ 5,000
Percentage of shares that will vest on the grant date				33.00%
Percentage of shares vesting after grant date				66.00%
Restricted common stock, award vesting period				2 years
Subsequent Event [Member] | Receipt Of Nasdaq Notice [Member]
Subsequent Event [Line Items]
Minimum Bid Price	$ 1
Closing Bid Price Threshold Consecutive Trading Days	30 days
Grace Period To Regain Compliance	180 days
Subsequent Event [Member] | Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred shares converted			3,720
Preferred stock shares outstanding			0
Conversion of Series B preferred stock to common stock (Note 7), shares			5,348,947
Total proceeds			$ 3,470
Number of warrants			3,470